OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	$ 192	$ 222
Other investments	131	42
Notes Receivable	247	217
Receivables due from joint ventures	71	51
Restricted cash4	101	65
Contingent consideration	169	0
Non-current receivables due from joint ventures	200	202
Non-current prepayments and non-current accrued income other than non-current contract assets	317	234
PV resettlement receivable	164	86
Other	181	176
Other non-current assets	1,773	1,295
Mali
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	114	100
Argentina
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	4	6
Tanzania
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	1	69
Chile
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	55	47
Peru
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	$ 18	$ 0